Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,181,257	1,108,158	1,376,513
Amortization of intangibles	184,691	184,691	184,691
Amortization of premiums and accretion of discounts on investment securities, net	1,264,464	3,458,743	2,873,072
Stock compensation expense	123,702	150,748	134,952
Provision for loan losses	2,995,426	2,455,790	3,013,455
Gain on sale of securities	(715,223)	(664,613)	(573,385)
FHLB stock dividend	(15,800)	(16,700)	(9,900)
Deferred income tax benefit	(572,140)	(1,069,820)	(929,720)
Excess tax benefit	(17,347)	(35,640)	(36,200)
Net writedown on other real estate owned	265,876	537,429	1,016,854
Earnings from unconsolidated subsidiary		(6,402)	(67,961)
Decrease (increase) in accrued interest receivable	377,843	1,225,491	217,079
Increase in cash surrender value life insurance	(846,763)	(751,967)	(790,877)
Decrease in accrued interest payable	(166,507)	(240,108)	(586,690)
Increase in deferred compensation liabiltiy	755,866	459,725	612,713
Net change in other operating assets and liabilities	(245,152)	3,565,203	(3,753,005)
Net cash provided by operating activities	11,788,040	17,523,259	9,820,565
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	192,942,469	201,679,871	154,364,170
Proceeds from sales of securities available-for-sale	19,864,689	30,118,800	24,524,623
Purchases of investment securities available-for-sale	(253,327,354)	(243,202,445)	(240,430,083)
Purchases of bank premises, furniture,fixtures and equipment	(708,222)	(3,735,527)	(2,318,540)
Sale of other real estate owned	687,095	1,385,959	1,010,890
Net decrease (increase) in interest bearing deposits with other banks	(2,834,933)	4,077,135	(4,231,112)
Redemption of Federal Home Loan Bank Stock	908,700	165,900
Purchases of Federal Home Loan Bank Stock	(108,000)		(435,100)
Net decrease (increase) in loans	27,167,350	21,979,635	(22,495,987)
Net cash provided (used) by investing activities	(15,408,206)	12,469,328	(90,011,139)
Cash flows from financing activities
Net (decrease) increase in deposits	34,908,412	(32,372,862)	23,875,163
Net increase (decrease) in federal funds purchased	(2,500,000)	2,500,000	(21,000,000)
Net change in securities sold under agreement to repurchase	9,736,996	(4,269,573)	73,311,958
Proceeds from exercise of stock options	63,385	189,161	485,748
Repurchases of company stock		(366,381)	(1,065,574)
Excess tax benefit on stock option exercises	17,347	35,640	36,200
Dividends paid to stockholders	(4,261,652)	(4,110,791)	(3,931,530)
Federal Home Loan Bank advance proceeds		12,000,000
Federal Home Loan Bank advance payments	(15,900,000)	(2,000,000)	(5,000,000)
Net cash (used) provided by financing activities	22,064,488	(28,394,806)	66,711,965
Net increase (decrease) in cash and due from banks	18,444,322	1,597,781	(13,478,609)
Cash and due from banks, beginning of year	16,963,393	15,365,612	28,844,221
Cash and due from banks, end of year	35,407,715	16,963,393	15,365,612
Supplemental disclosures of cash flow information
Cash paid for Interest	6,808,600	8,966,407	11,922,341
Income taxes	3,012,862	1,482,901	1,878,868
Non cash disclosures
Real estate acquired by foreclosure	$ 2,753,415	$ 1,762,417	$ 2,013,641